AB EQUITY FUNDS

-AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class R (Ticker: AGFRX); Class K (Ticker: AGFKX); Class I

(Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

-AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class R (Ticker: ABPRX); Class K (Ticker: ALCKX); Class I

(Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

-AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class R (Ticker: WPRSX); Class K (Ticker: WPSKX); Class I

(Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

-AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class R (Ticker: CHCRX); Class K (Ticker: CHCKX);

Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

-AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class R (Ticker: QUARX); Class K (Ticker: QUAKX);

Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

-AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker: AUUCX); Advisor Class (Ticker: AUUYX); Class R (Ticker: AUURX);

Class K (Ticker: AUUKX); Class I (Ticker: AUUIX)

-AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX); Advisor Class (Ticker: ASYLX); Class R (Ticker: ASRLX);

Class K (Ticker: ASLKX); Class I (Ticker: ASILX)

-AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Class R (Ticker: ATERX); Class K (Ticker: ATEKX); Class I

(Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

-AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Class R (Ticker: AWPRX); Class K (Ticker: AWPKX);

Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

-AB Global Core Equity Portfolio

Class A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

-AB International Low Volatility Equity Portfolio (formerly AB International Strategic Core Portfolio)

Class A (Ticker: ISARX); Class C (Ticker: ISCRX); Advisor Class (Ticker: ISRYX); Class Z (Ticker: ISZRX)

-AB Concentrated International Growth Portfolio

Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

-AB Sustainable US Thematic Portfolio

Class A (Ticker: SUTAX); Class C (Ticker: SUTCX); Advisor Class (Ticker: FFTYX); Class Z (Ticker: SUTZX)

(“The Equity Funds”)

Supplement dated July 5, 2023 to the Prospectus of The Equity Funds dated October 31, 2022, as amended.

* * *

Shares of AB International Low Volatility Equity Portfolio (formerly AB International Strategic Core Portfolio) (the “Portfolio”) are no longer offered through the Prospectus. All references to the Portfolio in the Prospectus are hereby removed.

Please refer to the Portfolio’s new prospectus dated October 31, 2022, as revised July 5, 2023.

* * *

This Supplement should be read in conjunction with the Prospectus of The Equity Funds.

You should retain this Supplement with your Prospectus for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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